Private Placement	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Willow Lane Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the Initial Public Offering, the Sponsor, BTIG and Criag-Hallum purchased an aggregate of 5,145,722 Private Placement Warrants, each exercisable to purchase one Class A Ordinary Share at $11.50 per share, at a price of $1.00 per Private Placement Warrant, or $5,145,722 in the aggregate, in the Private Placement. Of those 5,145,722 Private Placement Warrants, the Sponsor purchased 4,007,222 Private Placement Warrants and BTIG and Criag-Hallum, together, purchased an aggregate of 1,138,500 Private Placement Warrants. Each whole Private Placement Warrant entitles the registered holder to purchase one Class A Ordinary Share at a price of $11.50 per share, subject to adjustment.

The Private Placement Warrants are identical to the Public Warrants sold in the Initial Public Offering except that, so long as they are held by the Sponsor, BTIG and Criag-Hallum. or their permitted transferees, the Private Placement Warrants (i) may not (including the Class A Ordinary Shares issuable upon exercise of these Private Placement Warrants), subject to certain limited exceptions, be transferred, assigned or sold by the holders until 30 days after the completion of the initial Business Combination, (ii) will be entitled to registration rights and (iii) with respect to Private Placement Warrants held by the BTIG and Criag-Hallum and/or their designees, will not be exercisable more than five years from the commencement of sales in the Initial Public Offering in accordance with Financial Industry Regulatory Authority Rule 5110(g)(8).

WILLOW LANE ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

Note 4 — Private Placement

Simultaneously with the closing of the Initial Public Offering, the Sponsor, BTIG and Craig-Hallum purchased an aggregate of 5,145,722 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, or $5,145,722 in the aggregate, in the Private Placement. Of those 5,145,722 Private Placement Warrants, the Sponsor purchased 4,007,222 Private Placement Warrants and BTIG and Craig-Hallum, together, purchased an aggregate of 1,138,500 Private Placement Warrants. Each whole Private Placement Warrant entitles the registered holder to purchase one Class A Ordinary Share at a price of $11.50 per share, subject to adjustment.

The Private Placement Warrants are identical to the Public Warrants sold in the Initial Public Offering except that, so long as they are held by the Sponsor, BTIG and Craig-Hallum, or their permitted transferees, the Private Placement Warrants (i) may not (including the Class A Ordinary Shares issuable upon exercise of these Private Placement Warrants), subject to certain limited exceptions, be transferred, assigned or sold by the holders until 30 days after the completion of the initial Business Combination, (ii) are entitled to registration rights and (iii) with respect to Private Placement Warrants held by the BTIG and Craig-Hallum and/or their designees, are not exercisable more than five years from the commencement of sales in the Initial Public Offering in accordance with Financial Industry Regulatory Authority Rule 5110(g)(8).